Liabilities related to associates and joint ventures (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Liabilities Related To Associates And Joint Ventures
Changes on the provision, Beginning balance	$ 4,427
Revision to estimates	(58)
Monetary and present value adjustments	85
Disbursements	(191)
Translation adjustments	(556)
Changes on the provision, Ending balance	$ 3,707